Commitments	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Commitments

Operating Lease

As of August 1, 2008, the Company entered into a 36 month lease for an industrial site consisting of approximately 12,000 square feet of administrative offices and a manufacturing facility.  Monthly lease payments for the period from August 1, 2009 through July 31, 2010 were $8,995 plus common area maintenance charges and monthly lease payments for the period from August 1, 2010 through July 31, 2011 were $9,355 plus common area maintenance charges.  The lease agreement included an option to extend the lease for an additional 36 months. If the option was exercised, monthly payments over the three year term would be $9,730 plus common area maintenance charges from August 1, 2011 through July 31, 2012, $10,118 plus common area maintenance charges from August 1, 2012 through July 31, 2012, and $10,523 plus common area maintenance charges from August 1, 2013 through July 31, 2014.

On December 22, 2009, the Company vacated the administrative offices and manufacturing facility. The Company reached an agreement with the lessor relating to the future aggregate minimum annual lease payments arising from this lease agreement, and reached a settlement related to the outstanding obligations under the lease. The Company has satisfied this settlement in full.

For the year ended September 30, 2010, rent expense under this operating lease amounted to $30,495.

As of September 30, 2011, the Company does not have any lease commitments.